RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Expenses from equity accounted investments	$ 331	$ 192	$ 610	$ 418
Interest expense on debt obligations	879	858	1,705	1,798
General and administrative expense	330	308	664	594
Total for all related parties
Disclosure of transactions between related parties [line items]
Commercial property revenue	18	12	26	25
Management fee income	37	18	64	45
Expenses from equity accounted investments	14	6	23	18
Interest expense on debt obligations	48	55	92	116
General and administrative expense	87	84	174	164
Construction costs	6	6	7	18
Distributions on Brookfield Corporation’s interest in Canholdco	$ 5	$ 11	$ 6	$ 13